UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5785
                                    --------

                    Colonial Investment Grade Municipal Trust
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
      --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                    --------------

Date of fiscal year end:      11/30/05
                              ------------------

Date of reporting period:     05/31/05
                              ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST                      SEMIANNUAL REPORT


MAY 31, 2005

[cover photo of domed building]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PRESIDENT'S MESSAGE



Dear Shareholder:

In 2004, Colonial Funds became part of Columbia Management, the asset management division of Bank of America, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe offer significant potential benefits for our shareholders. First, some funds may be merged in order to eliminate redundancies, others may be liquidated and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these changes if your fund is affected and you may be asked to vote on certain fund changes. In this matter, your timely response will enable us to implement the changes in 2005.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success.

In the pages that follow, you'll find a detailed report from the fund's manager on key factors that influenced your fund's performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson

President, Columbia Funds

Christopher L. Wilson is Head of Mutual Funds for Columbia Management, President of Columbia Funds, President & CEO of Nations Funds and President of Galaxy Funds, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris joined Bank of America in August 2004.

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial trust are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial trust. References to specific company securities should not be construed as a recommendation or investment advice.

PORTFOLIO MANAGER'S REPORT

For the six-month period ended May 31, 2005, Colonial Investment Grade Municipal Trust generated a total return of 8.05%, based on its market price. The trust returned 5.22%, based on investment at net asset value. By comparison, the Lipper General Municipal Debt Funds (Leveraged) Category average returned 5.94% for the same period.1 The trust benefited from its focus on longer-maturity municipal bonds, which did well as long-term interest rates declined. We believe the trust's shortfall relative to its peer group was the result of its sizable stake in non-callable bonds, which fell out of favor during the period. Non-callable bonds are bonds that cannot be "called" or redeemed by the issuer before their due date.

Investment grade municipal bonds posted solid gains, fueled by good economic growth that helped revenues. Lower quality issues were among the best performers, benefiting as interest rates remained low and investors stretched for yield. Longer-term bonds--those with maturities of 10 or more years--rallied as their yields declined. By contrast, short-term bond yields rose, pressuring short-term bond prices.

GAINS FROM ZERO COUPON BONDS

The trust's overweight in zero coupon muni bonds ("zeros") and other long-term muni issues aided performance. Zeros carry no coupon and are bought at a steep discount to face value. They tend to do well when bond yields fall. Investments in the lower quality, higher-yielding airline and tobacco sectors further helped returns. However, Treasury futures contracts, which were used to reduce the duration of the trust, declined in value, offsetting some of the gains from the trust's bonds. Tobacco bonds are issued by individual states, cities and counties. These bonds are secured by revenues from a financial settlement with the tobacco companies related to past and future tobacco-related health costs. In addition to strong demand, positive litigation news made the sector more attractive. Among airlines, US Airways bonds (0.3% of total investments) were standouts.2

BOOSTED INCOME THROUGH NON-RATED AND LOWER QUALITY BONDS

We focused on adding income by building the trust's stake in a highly diversified group of non-rated bonds, which totaled approximately 11% of assets by period end. Bonds that are not rated by credit rating agencies tend to have higher yields because they tend to be of lower quality. Our purchases included bonds issued for the renovation of Heldrich Hotel in New Jersey (0.3% of total investments), which had a sizable yield advantage over AAA-rated bonds. We also added some AA-rated housing bonds as well as some South Carolina school district bonds. Both offered attractive yields. To fund these purchases, we reduced the trust's stake in lower-yielding bonds, including some bonds with very short calls.

-------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the trust. Lipper makes no adjustment for the effect of sales loads.
2    Holdings are discussed as of May 31, 2005, and are subject to change.





(Sidebar)

PRICE PER SHARE
AS OF 05/31/05 ($)

Net asset value         11.36
------------------------------
Market price            10.45
------------------------------


6-MONTH (CUMULATIVE) TOTAL
RETURN AS OF 05/31/05 (%)

Net asset value          5.22
------------------------------
Market price             8.05
------------------------------
Lipper General Municipal
Debt Funds (Leveraged)
Category average         5.94
------------------------------

All results shown assume
reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/01/04-05/31/05 ($)

                         0.35
------------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

TOP 5 SECTORS
AS OF 05/31/05 (%)

Local general obligations 13.2
------------------------------
Hospital                   9.7
------------------------------
State appropriated         7.7
------------------------------
Investor owned             7.5
------------------------------
Education                  6.7
------------------------------


QUALITY BREAKDOWN
AS OF 05/31/05 (%)

AAA                       46.5
------------------------------
AA                        12.1
------------------------------
A                          8.5
------------------------------
BBB                       17.3
------------------------------
BB                         1.6
------------------------------
B                          0.7
------------------------------
Non-rated                 11.4
------------------------------
Cash equivalents           1.9
------------------------------

Sector and quality breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

The majority of the bonds that are non-rated are considered by the advisor to be of non-investment grade quality.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain this quality breakdown in the future.

DECLINE IN DIVIDEND, BUT CONTINUED BENEFIT FROM LEVERAGE

Despite these efforts, the trust's dividend yield dropped as long-term rates fell and rising short-term interest rates eroded some of the income derived from leverage. The trust's leverage came from its preferred shares. We invested the proceeds from the preferred shares in longer maturity bonds, and then paid out to preferred shareholders a short-term rate that was influenced by the federal funds rate--the overnight rate at which banks lend each other money. As the federal funds rate climbed, the payout rate to preferred shareholders rose, reducing the income available to the common shareholders. However, the leverage still resulted in a higher dividend payment to the common shareholders than would have been available without it.

POSITIVE OUTLOOK

We believe that long-term yields may go higher, but we don't expect a dramatic increase. If we see continued increases in short-term interest rates, however, we would probably see additional cuts in the trust's dividend. Going forward, we plan to continue to employ lower quality muni bonds in an effort to add income.

/s/ Maureen G. Newman

Maureen G. Newman has been the portfolio manager of Colonial Investment Grade Municipal Trust since January 2002. Ms. Newman has managed various other municipal funds for Columbia Management Advisors, Inc. or its predecessors or affiliate organizations since May 1996.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk bonds" offers the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)


MUNICIPAL BONDS - 141.0%               PAR ($)    VALUE ($)
-----------------------------------------------------------
EDUCATION - 13.3%
EDUCATION - 9.7%
AL University of South Alabama,
   Series 1999,
   Insured: AMBAC
     (a) 11/15/18                    2,500,000    1,412,200
FL Broward County Educational
   Facilities Authority, Nova
   Southeastern University,
   Series 2004 B,
     5.500% 04/01/24                   155,000      163,869
IL Chicago State University Auxiliary
   Facilities, Series 1998,
   Insured: MBIA
     5.500% 12/01/23                 1,085,000    1,285,313
MA Development Finance Agency,
   Western New England College,
   Series 2002,
     6.125% 12/01/32                   315,000      336,174
MN University of Minnesota:
   Series 1996 A,
     5.750% 07/01/14                   500,000      583,485
   Series 1999 A,
     5.500% 07/01/21                 2,000,000    2,361,120
NY St. Lawrence County Industrial
   Development Agency, St. Lawrence
   University, Series 1998 A,
   Insured: MBIA
     5.500% 07/01/13                 1,465,000    1,592,880
PA Higher Education Facilities
   Authority, Philadelphia University,
   Series 2004 A,
     5.125% 06/01/25                   500,000      504,485
TN Metropolitan Government, Nashville
   & Davidson County, Health &
   Educational Facilities Board, Meharry
   Medical College Project, Refunding,
   Series 1996
   Insured: AMBAC

     6.000% 12/01/16                 1,575,000    1,872,722
TX Texas Tech University,
   Series 1999,
   Insured: AMBAC
     5.000% 02/15/29                 2,500,000    2,600,900
                                               ------------
                               Education Total   12,713,148
                                               ------------

PREP SCHOOL - 1.1%
MA Industrial Finance Agency,
   Tabor Academy,
   Series 1998,
     5.400% 12/01/28                 1,000,000    1,040,850
NH Business Finance Authority,
   Proctor Academy,
   Series 1998 A,
     5.400% 06/01/17                   390,000      405,074
                                               ------------
                             Prep School Total    1,445,924
                                               ------------




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
STUDENT LOAN - 2.5%
CT Higher Education Supplemental
   Loan Authority, Senior Family
   Education Loan Program,
   Series A,
   Insured: MBIA
     4.250% 11/15/19                 1,700,000    1,705,236
NE Nebhelp, Inc.,
   Series 1993 A-6, AMT,
   Insured: MBIA
     6.450% 06/01/18                 1,500,000    1,559,565
                                               ------------
                            Student Loan Total    3,264,801
                                               ------------
                               EDUCATION TOTAL   17,423,873
                                               ------------

-----------------------------------------------------------
HEALTH CARE - 23.1%
CONTINUING CARE RETIREMENT - 5.1%
CA La Verne,
   Brethren Hillcrest Homes,
   Series 2003 B,
     6.625% 02/15/25                   350,000      387,887
CT Development Authority,
   Elim Park Baptist Home, Inc.,
   Series 2003,
     5.750% 12/01/23                   250,000      266,958
FL Capital Projects Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   500,000      553,320
FL Lee County Industrial Development
   Authority, Shell Point Village Project,
   Series 1999 A,
     5.500% 11/15/29                   175,000      178,717
GA Fulton County,
   Canterbury Court Project,
   Series 2004 A,
     6.125% 02/15/34                   250,000      253,643
IL Health Facilities Authority,
   Lutheran Senior Ministries,
   Series 2001,
     7.375% 08/15/31                   250,000      267,850
   Washington & Jane Smith Community,
   Series 2003 A,
     7.000% 11/15/32                   250,000      257,050
MD Westminster Economic Development,
   Carroll Lutheran Village, Inc.,
   Series 2004 A,
     5.875% 05/01/21                   500,000      520,015
MO Cole County Industrial Development
   Authority, Lutheran Senior Services,
   Heisinger Project, Series 2004,
     5.500% 02/01/35                   500,000      526,970
NJ Economic Development Authority,
   Winchester Gardens,
   Series 2004 A:
     5.750% 11/01/24                   350,000      373,026
     5.800% 11/01/31                   250,000      263,635



See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
CONTINUING CARE RETIREMENT (CONTINUED)
PA Chartiers Valley Industrial & Commercial
   Development Authority, Friendship
   Village/South, Series 2003 A,
     5.250% 08/15/13                   500,000      515,770
PA Delaware County Authority,
   Dunwoody Village,
   Series 2003 A,
     5.375% 04/01/17                   250,000      267,012
PA Montgomery County Industrial
   Development Authority, Whitemarsh
   Continuing Care Retirement
   Community, Series 2005,
     6.250% 02/01/35                   300,000      314,763
TN Johnson City Health & Educational
   Facilities Authority, Appalachian
   Christian Village Project,
   Series 2004 A,
     6.250% 02/15/32                   250,000      254,605
TN Shelby County Health, Educational
   & Housing Facilities Board,
   Germantown Village,
   Series 2003 A,
     7.250% 12/01/34                   150,000      158,181
TX Abilene Health Facilities Development
   Corp., Sears Methodist Retirement
   Center, Series 2003 A,
     7.000% 11/15/33                   500,000      531,055
VA Winchester Industrial Development
   Authority, Westminster Canterbury,
   Series 2005 A
     5.300% 01/01/35(c)                250,000      252,063
WI Health & Educational Facilities
   Authority:
   Eastcastle Place, Inc.,
   Series 2004,
     6.125% 12/01/34                   150,000      150,780
   Three Pillars Senior Living Communities,
   Series 2003,
     5.600% 08/15/23                   300,000      312,708
                                               ------------
              Continuing Care Retirement Total    6,606,008
                                               ------------

HEALTH SERVICES - 0.4%
CO Health Facilities Authority, National
   Jewish Medical & Research Center,
   Series 1998 B,
     5.375% 01/01/29                   250,000      252,005
MA Health & Educational Facilities
   Authority, Civic Investments, Inc.,
   Series 2002 A,
     9.000% 12/15/15                   250,000      288,570
                                               ------------
                         Health Services Total      540,575
                                               ------------




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
HOSPITALS - 14.1%
CA Health Facilities Financing,
   Catholic Healthcare West,
   Series 2004 I,
     4.950% 07/01/26                   200,000      211,844
CA Rancho Mirage Joint Powers Financing
   Authority, Eisenhower Medical Center,
   Series 2004,
     5.625% 07/01/29                 1,000,000    1,068,850
CA Statewide Communities Development
   Authority, Kaiser Permanente,
   Series 2004 I,
     3.450% 04/01/35                   250,000      247,605
CA Turlock Health Facilities Authority,
   Emanuel Medical Center, Inc.,
   Series 2004,
     5.375% 10/15/34                   500,000      521,195
CO Health Facilities Authority:
   Parkview Medical Center,
   Series 2004,
     5.000% 09/01/25                   250,000      256,690
   Vail Valley Medical Center Project,
   Series 2004,
     5.000% 01/15/20                   250,000      259,860
DE Health Facilities Authority,
   Beebe Medical Center,
   Series 2004 A,
     5.000% 06/01/16                   500,000      521,420
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare System:
   Series 1996 C,
   Insured: MBIA
     6.250% 10/01/13                   720,000      854,849
   Series 1999,
     6.000% 10/01/26                   175,000      186,590
   Series 2002,
     5.750% 12/01/32                   150,000      161,330
FL South Broward Hospital District,
   Series 2002,
     5.625% 05/01/32                 1,000,000    1,085,340
GA Coffee County Hospital Authority,
   Coffee Regional Medical Center, Inc.,
   Series 2004,
     5.000% 12/01/26                   350,000      359,324
IL Southwestern Development Authority,
   Anderson Hospital,
   Series 1999,
     5.375% 08/15/15                   380,000      396,120
IL State Development Finance Authority,
   Adventist Health System,
   Series 1999,
     5.500% 11/15/20                   900,000      949,671




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
IN Health Facility Financing Authority,
   Community Foundation of Northwest
   Indiana, Inc.,
   Series 2004 A,
     6.000% 03/01/34                   150,000      160,824
KS University Hospital Authority,
   Kansas University Health System,
   Series 2002,
     5.625% 09/01/32                   500,000      524,965
LA Public Facilities Authority,
   Touro Infirmary,
   Series 1999 A,
     5.625% 08/15/29                   500,000      521,190
MA Health & Educational Facilities
   Authority:
   Milford-Whitinsville
   Regional Hospital,
   Series 1998 C,
     5.750% 07/15/13                   500,000      524,340
   South Shore Hospital,
   Series 1999 F,
     5.750% 07/01/29                 1,000,000    1,046,640
MD Health & Educational Facilities
   Authority, Lifebridge Health,
   Series 2004 A,
     5.125% 07/01/34                   250,000      260,702
MD Health & Higher Educational
   Facilities Authority:
   Adventist Healthcare,
   Series 2003 A:
     5.000% 01/01/16                   250,000      259,350
     5.750% 01/01/25                   250,000      269,825
   University of Maryland Medical System,
   Series 2000,
     6.750% 07/01/30                   250,000      281,900
MI Hospital Finance Authority,
   Oakwood Obligated Group,
   Series 2003,
     5.500% 11/01/18                   400,000      433,936
MN St. Paul Housing & Redevelopment
   Authority, HealthEast, Inc.:
   Series 1993 B,
     6.625% 11/01/17                   230,000      231,187
   Series 2001 A,
     5.700% 11/01/15                   250,000      251,393
MT Facilities Finance Authority,
   Montana's Children's Home and Hospital,
   Series 2005 B,
     4.750% 01/01/24                   250,000      251,712
NH Higher Education & Health Facilities
   Authority, Catholic Medical Center,
   Series 2002,
     6.125% 07/01/32                   500,000      537,945




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
NJ Health Care Facilities,
   Capital Health Systems, Inc.,
   Series 2003 A,
     5.750% 07/01/23                   350,000      380,100
NV Henderson Healthcare Facilities
   Authority,
   Catholic Healthcare West:
   Series 1998,
     5.375% 07/01/26                   250,000      257,417
   Series 1999 A,
     6.750% 07/01/20                   500,000      560,135
NY Dormitory Authority, North Shore -
   Long Island Jewish Medical Center,
   Series 2003,
     5.500% 05/01/33                   100,000      106,848
OH Lakewood Hospital Improvement
   District, Lakewood Hospital Association,
   Series 2003,
     5.500% 02/15/14                   385,000      418,822
RI Health & Education Building Corp.,
   Hospital Foundation, Lifespan
   Obligated Group,
     6.375% 08/15/21                   500,000      560,835
SC Jobs Economic Development Authority,
   Bon Secours Health Systems, Inc.,
   Series 2002 A,
     5.500% 11/15/23                   500,000      530,060
SC Lexington County Health Services
   District, Lexington Medical Center
   Project, Refunding,
   Series 2003,
     5.500% 11/01/23                   500,000      534,690
SD Health & Educational Facilities
   Authority, Sioux Valley Hospital
   & Health System,
   Series 2004 A,
     5.250% 11/01/34                   250,000      264,135
TX Comal County Health Facilities
   Development Authority,
   McKenna Memorial,
   Series 2002 A,
     6.250% 02/01/32                   500,000      539,685
VA Augusta County Industrial
   Development Authority,
   Augusta Health Care, Inc.,
   Series 2003,
     5.250% 09/01/19                 1,000,000    1,106,000
WI Health & Educational
   Facilities Authority:
   Aurora Health Care, Inc.,
   Series 2003,
     6.400% 04/15/33                   175,000      195,253
   Fort Healthcare, Inc.,
     5.375% 05/01/18                   385,000      409,852
                                               ------------
                               Hospitals Total   18,500,429
                                               ------------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
INTERMEDIATE CARE FACILITIES - 0.5%
IL Development Finance Authority,
   Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                   460,000      408,089
MA Development Finance Agency,
   Evergreen Center, Inc.,
   Series 2005,
     5.000% 01/01/24                   250,000      250,555
                                               ------------
                  Intermediate Care Facilities      658,644
                                               ------------

NURSING HOMES - 3.0%
AK Juneau, St. Ann's Care
   Center, Inc., Series 1999,
     6.875% 12/01/25                   500,000      510,675
CO Health Facilities Authority,
   Pioneer Health Care,
   Series 1989,
     10.500% 05/01/19                1,540,000    1,207,807
DE Economic Development Authority,
   Churchman Village Project,
   Series 1991 A,
     10.000% 03/01/21                  865,000      876,228
PA Chester County Industrial Development,
   Pennsylvania Nursing Home,
   Series 2002,
     8.500% 05/01/32                   750,000      751,987
PA Delaware County Industrial
   Development Authority,
   Care Institute Main Line LLC,
   Series 2003,
     9.000% 08/01/31                   540,000      520,166
WI Health & Educational Facilities Authority,
   Metro Health Foundation, Inc.,
   Series 1993,
     11.000% 11/01/22(b)             1,031,563       62,925
                                               ------------
                           Nursing Homes Total    3,929,788
                                               ------------
                             HEALTH CARE TOTAL   30,235,444
                                               ------------

-----------------------------------------------------------
HOUSING - 7.0%
ASSISTED LIVING/SENIOR - 1.1%
NC Medical Care Commission Health Care
   Facilities, DePaul Community Facilities,
   Series 1998,
     6.125% 01/01/28                   500,000      464,400
NY Suffolk County Industrial Development
   Agency, Gurwin-Jewish Phase II,
   Series 2004,
     6.700% 05/01/39                   500,000      521,550
TX Bell County Health Facility
   Development Corp.,
   Care Institute, Inc.,
   Series 1994,
     9.000% 11/01/24                   460,000      436,310
                                               ------------
                Assisted Living / Senior Total    1,422,260
                                               ------------




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
MULTI-FAMILY - 4.6%
DC Housing Finance Agency,
   Henson Ridge,
   Series 2004 E, AMT,
   Insured: FHA
     5.100% 06/01/37                   500,000      513,380
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000 A, AMT,
     7.500% 07/01/40                   500,000      505,270
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A, AMT,
     7.450% 07/01/40                   250,000      253,397
MA Housing Finance Agency,
   Series 2005 B:
     5.000% 12/01/28                   250,000      252,447
     5.000% 06/01/30                   455,000      462,253
ME Housing Authority, Mortgage Purchase
   Series A-2,
   Insured: FSA
     4.950% 11/15/27                   500,000      506,485
MN White Bear Lake,
   Birch Lake Townhome Project:
   Series 1989 A, AMT,
     10.250% 07/15/19                  775,000      775,899
   Series 1989 B, AMT,
     (a) 07/15/19                      668,000      269,197
NC Medical Care Commission,
   ARC Projects,
   Series 2004 A,
     5.800% 10/01/34                   305,000      310,380
NJ Middlesex County Improvement
   Authority, Street Student Housing
   Project, Series 2004 A,
     5.000% 08/15/18                   300,000      314,877
Resolution Trust Corp.,
   Pass-Through Certificates,
   Series 1993 A,
     8.500% 12/01/16                   227,741      225,819
TN Chattanooga Health, Educational
   & Housing Facility Board,
   Refunding-CDFI Phase I LLC
   Project, Senior A,
     5.000% 10/01/25                   500,000      501,570
WA Tacoma Housing Authority,
   Redwood,
   Series 2005, AMT,
   Insured: GNMA
     5.050% 11/20/37                 1,040,000    1,057,753
                                               ------------
                            Multi-Family Total    5,948,727
                                               ------------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HOUSING (CONTINUED)
SINGLE-FAMILY - 1.3%
CO Housing Finance Authority,
   Series 2000 B-2, AMT,
     7.250% 10/01/31                   100,000      103,024
IL Chicago,
   Series 2000 A, AMT,
   Guarantor: FNMA
     7.150% 09/01/31                    35,000       35,275
MT State Board of Housing,
   Series 2005 A, AMT,
     5.000% 06/01/36                 1,000,000    1,018,280
WI Housing & Economic Development
   Authority, Series 2005 C, AMT
     4.875% 03/01/36(c)                500,000      505,605
                                               ------------
                           Single-Family Total    1,662,184
                                               ------------
                                 HOUSING TOTAL    9,033,171
                                               ------------

-----------------------------------------------------------
INDUSTRIALS - 3.1%
FOOD PRODUCTS - 1.0%
MI Strategic Fund, Michigan Sugar Co.,
   Carrollton Project,
   Series 1998 C, AMT,
     6.550% 11/01/25                   250,000      240,642
NE Washington County Waste Water
   Facilities Authority, Cargill, Inc.,
   Series 2002, AMT,
     5.900% 11/01/27                 1,000,000    1,103,380
                                               ------------
                           Food Products Total    1,344,022
                                               ------------

FOREST PRODUCTS & PAPER - 1.1%
AL Camden Industrial Development Board,
   Weyerhaeuser Co.,
   Series 2003 B, AMT,
     6.375% 12/01/24                   275,000      301,224
AR Camden Environmental Improvement
   Authority, International Paper Co.,
   Series 2004 A, AMT,
     5.000% 11/01/18                   500,000      508,055
FL Escambia County Environmental
   Improvement Authority,
   Series 2003 A, AMT,
     5.750% 11/01/27                   250,000      260,388
MS Lowndes County Solid Waste
   Disposal & Pollution Control,
   Weyerhaeuser Company Project,
   Series 1992 B,
     6.700% 04/01/22                   325,000      395,385
                                               ------------
                 Forest Products & Paper Total    1,465,052
                                               ------------

MANUFACTURING - 0.2%
MO Development Finance Board,
   Procter & Gamble Co.,
   Series 1999, AMT,
     5.200% 03/15/29                   250,000      278,903
                                               ------------
                           Manufacturing Total      278,903
                                               ------------




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
OIL & GAS - 0.8%
NJ Middlesex County Pollution Control
   Authority, Amerada Hess Corp.,
   Series 2004,
     6.050% 09/15/34                   175,000      187,121
NV Clark County Industrial Development
   Authority, Southwest Gas Corp.,
   Series 2003 E, AMT,
     5.800% 03/01/38                   250,000      269,437
TX Gulf Coast Industrial Development
   Authority, Citgo Petroleum,
   Series 1998, AMT,
     8.000% 04/01/28                   250,000      283,915
VI Public Finance Authority, Hovensa,
   Series 2003, AMT,
     6.125% 07/01/22                   200,000      219,856
                                               ------------
                               Oil & Gas Total      960,329
                                               ------------
                             INDUSTRIALS TOTAL    4,048,306
                                               ------------

-----------------------------------------------------------
OTHER - 8.2%
OTHER - 0.5%
NY Convention Center Operating Corp.,
   Yale Building Project,
   Series 2003,
     (a) 06/01/08                      700,000      608,027
                                               ------------
                                   Other Total      608,027
                                               ------------

POOL/BOND BANK - 1.4%
KS Development Finance Authority,
   Water Pollution Control,
     5.500% 11/01/17                 1,125,000    1,316,531
OH Summit County Port Authority,
   Seville Project,
   Series A,
     5.100% 05/15/25                   500,000      504,575
                                               ------------
                          Pool/Bond Bank Total    1,821,106
                                               ------------

REFUNDED/ESCROWED (d) - 4.8%
FL Orange County Health Facilities
   Authority, Orlando Regional Healthcare
   System, Escrowed to Maturity,
   Series 1996 C,
   Insured: MBIA
     6.250% 10/01/13                 1,740,000    2,091,550
IL Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
   Pre-refunded 05/15/10
     6.875% 11/15/30                   500,000      588,505
MO Health & Educational Facilities
   Authority, Central Institute
   for the Deaf, Series 1999,
   Pre-refunded 01/01/10
   Insured: RAD
     5.850% 01/01/22                   600,000      649,698




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)




MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (d) (CONTINUED)
NC Lincoln County,
   Lincoln County Hospital,
   Series 1991,
   Escrowed to Maturity,
     9.000% 05/01/07                    45,000       48,481
NC Municipal Power Agency,
   Catawba No. 1,
   Escrowed to Maturity,
   Series 1986,
     5.000% 01/01/20                 1,670,000    1,885,113
NY New York City,
   Series 1997 A,
     7.000% 08/01/07                    80,000       84,985
TN Shelby County Health, Educational
   & Housing Facilities Board,
   Open Arms Development Centers:
   Series 1992 A,
   Pre-refunded 08/01/07,
     9.750% 08/01/12                   405,000      474,040
   Series 1992 C,
   Pre-refunded 08/01/12,
     9.750% 08/01/19                   405,000      472,031
                                               ------------
                       Refunded/Escrowed Total    6,294,403
                                               ------------

TOBACCO - 1.5%
CA Golden State Tobacco
   Securitization Corp.:
   Series 2003 A-1,
     6.250% 06/01/33                   750,000      794,467
   Series 2003 B,
     5.500% 06/01/43                   500,000      536,055
SC Tobacco Settlement Financing Corp.,
   Series 2001 B,
     6.375% 05/15/28                   400,000      418,112
WI Badger Tobacco Asset
   Securitization Corp.,
   Series 2002,
     6.375% 06/01/32                   250,000      261,683
                                               ------------
                                 Tobacco Total    2,010,317
                                               ------------
                                   OTHER TOTAL   10,733,853
                                               ------------

-----------------------------------------------------------
OTHER REVENUE - 2.6%
HOTELS - 0.6%
MA Boston Industrial Development
   Finance Authority,
   Crosstown Center Project,
   Series 2002, AMT,
     6.500% 09/01/35                   285,000      287,246
NJ Middlesex County Improvement
   Authority, Heldrich Associates LLC,
   Series 2005 B,
     6.250% 01/01/37                   500,000      498,720
                                               ------------
                                  Hotels Total      785,966
                                               ------------




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
RECREATION - 1.6%
CA Cabazon Band Mission Indians,
   Series 2004:
     8.375% 10/01/15 (e)               110,000      113,740
     8.750% 10/01/19 (e)               390,000      401,509
DC District of Columbia,
   Smithsonian Institute,
   Series 1997,
     5.000% 02/01/28                 1,000,000    1,024,480
FL Capital Trust Agency,
   Seminole Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33 (e)              500,000      555,310
                                               ------------
                              Recreation Total    2,095,039
                                               ------------

RETAIL - 0.4%
MN International Falls, Office Max,
   Series 1999, AMT,
     6.850% 12/01/29                   500,000      543,580
                                               ------------
                                  Retail Total      543,580
                                               ------------
                           OTHER REVENUE TOTAL    3,424,585
                                               ------------

-----------------------------------------------------------
RESOURCE RECOVERY - 3.0%
DISPOSAL - 1.2%
IL Development Finance Authority,
   Waste Management, Inc.,
   Series 1997, AMT,
     5.050% 01/01/10                   500,000      522,410
MA Industrial Finance Agency,
   Peabody Monofill Associates,
   Inc. Project,
   Series 1994,
     9.000% 09/01/05                    45,000       45,255
MI Strategic Fund, Waste Management,
   Series 1995, AMT,
     5.200% 04/01/10                   500,000      524,425
OH Solid Waste Republic Services,
   Series 2004, AMT,
     4.250% 04/01/33                   500,000      497,425
                                               ------------
                                Disposal Total    1,589,515
                                               ------------

RESOURCE RECOVERY - 1.8%
MA Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A, AMT,
     5.450% 12/01/12                 1,250,000    1,274,812
PA Delaware County Industrial
   Development Authority, BFI,
   Series 1997 A,
     6.100% 07/01/13                 1,000,000    1,050,100
                                               ------------
                       Resource Recovery Total    2,324,912
                                               ------------
                       RESOURCE RECOVERY TOTAL    3,914,427
                                               ------------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)




MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED - 52.6%
LOCAL APPROPRIATED - 4.7%
CA Compton, Civic Center &
   Capital Improvements,
   Series 1997 A,
     5.500% 09/01/15                   500,000      522,855
CA Los Angeles County,
   Series 1999 A,
   Insured: AMBAC
     (a) 08/01/21                    2,135,000    1,018,651
SC Laurens County School
   District No. 55,
   Series 2005,
     5.250% 12/01/30 (c)               350,000      362,579
MN Andover Economic Development
   Authority, Andover Community Center,
     5.000% 02/01/19                   600,000      632,748
MN Hibbing Economic Development
   Authority, Series 1997,
     6.400% 02/01/12                   335,000      342,199
MO Industrial Development Authority,
   Convention Center Hotel,
   Series 2000,
   Insured: AMBAC
     (a) 07/15/18                      300,000      170,976
SC Berkeley County School District,
   Series 2003,
     5.000% 12/01/28                   500,000      514,650
SC Dorchester County School
   District No. 2,
   Series 2004,
     5.250% 12/01/29                   250,000      263,378
SC Lancaster Educational Assistance
   Program, Lancaster County
   School District,
   Series 2004,
     5.000% 12/01/26                   550,000      563,376
TX Houston Independent School District,
   Series 1999 A,
   Insured: AMBAC
     (a) 09/15/13                    2,500,000    1,800,825
                                               ------------
                      Local Appropriated Total    6,192,237
                                               ------------

LOCAL GENERAL OBLIGATIONS - 19.3%
AK North Slope Borough,
   Series 2001 A,
   Insured: MBIA
     (a) 06/30/12                    2,000,000    1,528,700
CA Las Virgenes Unified School District,
   Series 2001 C,
   Insured: FGIC
     (a) 11/01/22                    1,210,000      549,872
CA Modesto High School District,
   Series 2002 A,
   Insured: FGIC
     (a) 08/01/19                    1,350,000      728,514





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
CA Pomona Unified School District,
   Series 2000 A,
   Insured: MBIA
     6.450% 08/01/22                 1,000,000    1,294,490
CA Vallejo City Unified School District,
   Series 2002 A,
   Insured: MBIA
     5.900% 08/01/25                 2,000,000    2,446,540
CA West Contra Costa Unified
   School District, Series 2001 B,
   Insured: MBIA
     6.000% 08/01/24                   250,000      313,768
CO Highlands Ranch Metropolitan
   District, Series 1996,
   Insured: CGIC
     6.500% 06/15/11                 1,375,000    1,616,079
IL Chicago Board of Education,
   Chicago School Reform,
   GO, Series 1998 B-1:
   Insured: FGIC
     (a) 12/01/11                    1,000,000      788,320
     (a) 12/01/21                    2,000,000      953,540
IL Chicago:
   Series 1995 A-2,
   Insured: AMBAC
     6.250% 01/01/14                 1,480,000    1,763,716
   Series 1999,
   Insured: FGIC
     5.500% 01/01/23                 1,000,000    1,178,310
   Series 2001 A,
   Insured: MBIA
     (a) 01/01/15                    3,000,000    2,027,610
IL Hoffman Estates Park District,
   Debt Certificates,
     5.000% 12/01/16                   500,000      535,520
IL St. Clair County,
   Series 1999,
   Insured: FGIC
     (a) 10/01/16                    2,000,000    1,248,660
IL St. Clair County Public
   Building Commission,
   Series 1997 B,
   Insured: FGIC
     (a) 12/01/13                    2,000,000    1,434,640
IL Will County School District No. 17,
   Series 2001,
   Insured: AMBAC
     8.500% 12/01/15                 1,400,000    1,979,264
MI Garden City School District,
   Series 2001,
   Insured: QSBLF
     5.500% 05/01/16                   325,000      359,401
MI St. John's Public School,
   Series 1998,
   Insured: FGIC
     5.100% 05/01/25                 1,000,000    1,130,780





See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
NY New York City,
   Series 2003 J,
     5.500% 06/01/18                   500,000      551,275
OH Kenston Local School District,
   Series 2003,
   Insured: MBIA

     5.000% 12/01/23                 1,000,000    1,078,050
TX Brenham,
   Series 2001,
   Insured: FSA

     5.375% 08/15/16                 1,040,000    1,146,340
TX Dallas County Flood Control District,
   Series 2002,
     7.250% 04/01/32                   500,000      522,035
                                               ------------
               Local General Obligations Total   25,175,424
                                               ------------

SPECIAL NON-PROPERTY TAX - 6.4%
FL Tampa Sports Authority,
   Tampa Bay Arena Project,
   Series 1995,
   Insured: MBIA
     5.750% 10/01/25                 1,000,000    1,224,480
NJ Economic Development Authority,
   Cigarette Tax,
   Series 2004,
     5.750% 06/15/29                   500,000      540,200
NM Dona Ana County,
   Series 1998,
   Insured: AMBAC
     5.500% 06/01/15                 1,000,000    1,155,020
NY New York City Transitional Finance
   Authority, Series 1998 A,
     5.000% 11/15/26                 1,960,000    2,071,014
NY State Local Government Assistance
   Corp., Series 1993 E,
     5.000% 04/01/21                 3,000,000    3,319,440
                                               ------------
                Special Non-Property Tax Total    8,310,154
                                               ------------

SPECIAL PROPERTY TAX - 3.1%
CA Huntington Beach Community
   Facilities District, Grand Coast Resort,
   Series 2001-1,
     6.450% 09/01/31                   300,000      316,218
CA Lincoln Community Facilities
   District No. 2003-1,
   Series 2004,
     5.550% 09/01/18                   500,000      508,550
CA Oakdale Public Financing Authority,
   Central City Redevelopment Project,
   Series 2004,
     5.375% 06/01/33                   500,000      512,000
FL Celebration Community Development
   District, Series 2003 A,
     6.400% 05/01/34                   245,000      261,880





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
FL Double Branch Community
   Development District,
   Series 2002 A,
     6.700% 05/01/34                   330,000      360,205
FL Seven Oaks Community
   Development District:
   Series 2004 A,
     5.875% 05/01/35                   500,000      509,175
   Series 2004 B,
     5.000% 05/01/09                   250,000      252,320
IL Chicago,
   Pilsen Redevelopment,
   Series 2004 B,
     6.750% 06/01/22                   610,000      641,439
IL Lincolnshire Special Services Area No. 1,
   Sedgebrook Project,
   Series 2004,
     6.250% 03/01/34                   225,000      238,426
MO Riverside,
   L-385 Levee Project,
   Series 2004,
     5.250% 05/01/20                   500,000      519,165
                                               ------------
                    Special Property Tax Total    4,119,378
                                               ------------

STATE APPROPRIATED - 11.3%
IN State Office Building Commission,
   Women's Prison,
   Series 1995 B,
   Insured: AMBAC
     6.250% 07/01/16                 2,820,000    3,406,757
KY State Property & Buildings
   Commission, Project No. 73,
   Series 2001,
     5.500% 11/01/14                   455,000      509,737
NY Dormitory Authority:
   City University, Series 1993 A,
     5.750% 07/01/18                 5,000,000    5,862,700
   State University,
   Series 2000 C,
   Insured: FSA
     5.750% 05/15/17                 1,000,000    1,190,190
NY Urban Development Corp.,
     5.600% 04/01/15                 1,000,000    1,142,660
UT Building Ownership Authority
   Facilities, Master Lease,
   Series 1998 C,
   Insured: FSA
     5.500% 05/15/19                 1,750,000    2,040,885
WV Building Commission,
   Series 1998 A,
   Insured: AMBAC
     5.375% 07/01/18                   500,000      570,585
                                               ------------
                      State Appropriated Total   14,723,514
                                               ------------



See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE GENERAL OBLIGATIONS - 7.8%
CA State,
   Series 1995,
     5.750% 03/01/19                    70,000       71,068
DC District of Columbia,
   Series 1999 A,
   Insured: FSA
     5.375% 06/01/18                   890,000      964,386
MA State,
   Series 1998 C,
     5.250% 08/01/17                 1,000,000    1,137,020
NJ State,
   Series H, GO
   Insured: MBIA
     5.250% 07/01/16                 2,000,000    2,275,800
PR Commonwealth of Puerto Rico:
   Series 2004 A, GO,
     5.000% 07/01/30                   300,000      320,625
   Aqueduct & Sewer Authority,
   Series 1995:
   Insured: MBIA
     6.250% 07/01/12                 1,000,000    1,186,330
     6.250% 07/01/13                   750,000      901,118
   Series 2001,
   Insured: FSA
     5.500% 07/01/17                 1,000,000    1,179,430
TX State,
   Series 1999 ABC,
     5.500% 08/01/35                 2,000,000    2,144,100
                                               ------------
               State General Obligations Total   10,179,877
                                               ------------
                              TAX-BACKED TOTAL   68,700,584
                                               ------------

-----------------------------------------------------------
TRANSPORTATION - 10.5%
AIR TRANSPORTATION - 2.9%
IL Chicago O'Hare International Airport,
   United Air Lines, Inc.,
   Series 2000 A, AMT,
     6.750% 11/01/11(b)                800,000      304,576
IN Indianapolis Airport Authority,
   Fed Ex Corp.,
   Series 2004, AMT,
     5.100% 01/15/17                   250,000      265,638
MN Minneapolis & St. Paul Metropolitan
   Airports Commission,
   Northwest Airlines, Inc.,
   Series 2001 A, AMT,
     7.000% 04/01/25                   350,000      327,740
NC Charlotte Douglas International
   Airport, US Airways, Inc.,
   Series 1998, AMT,
     5.600% 07/01/27 (f)               500,000      300,315
   Series 2000, AMT,
     7.750% 02/01/28 (f)               500,000      352,250





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
NJ Economic Development Authority,
   Continental Airlines, Inc.,
   Series 1999, AMT,
     6.250% 09/15/19                   900,000      788,571
NY Port Authority of New York &
   New Jersey, JFK International
   Air Terminal,
   Series 1997, AMT,
   Insured: MBIA
     6.250% 12/01/08                 1,000,000    1,093,200
TX Houston Industrial Development
   Corp., United Parcel Services,
   Series 2002, AMT,
     6.000% 03/01/23                   375,000      392,812
                                               ------------
                      Air Transportation Total    3,825,102
                                               ------------

AIRPORTS - 0.9%
MA Port Authority,
   Series 1999, IFRN,
   Insured: FGIC
     8.650% 07/01/29 (g)             1,000,000    1,233,240
                                               ------------
                                Airports Total    1,233,240
                                               ------------

TOLL FACILITIES - 4.3%
CA Foothill/Eastern Transportation
   Corridor Agency,
   Series 1995 A,
     5.000% 01/01/35 (h)             1,000,000      944,010
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1997 A,
   Insured: MBIA
     (a) 01/15/15                    2,000,000    1,361,860
CO E-470 Public Highway Authority,
   Series 1997 B,
   Insured: MBIA
     (a) 09/01/11                    2,000,000    1,590,140
CO Northwest Parkway Public Highway
   Authority, Series 2001 D,
     7.125% 06/15/41                   500,000      540,740
NH Turnpike Systems,
   Series 1991 C, IFRN,
   Insured: FGIC
     11.540% 11/01/17 (g)            1,000,000    1,140,760
                                               ------------
                         Toll Facilities Total    5,577,510
                                               ------------

TRANSPORTATION - 2.4%
IL Regional Transportation Authority,
   Series 1994 C,
   Insured: FGIC

     7.750% 06/01/20                 1,000,000    1,417,120
NV Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000:
     7.375% 01/01/30                   250,000      263,647
     7.375% 01/01/40                   250,000      262,278





See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION (CONTINUED)
TRANSPORTATION (CONTINUED)
OH Toledo-Lucas County Port Authority,
   CSX Transportation, Inc.,
   Series 1992,
     6.450% 12/15/21                 1,000,000    1,170,510
                                               ------------
                          Transportation Total    3,113,555
                                               ------------
                          TRANSPORTATION TOTAL   13,749,407
                                               ------------

-----------------------------------------------------------
UTILITIES - 17.6%
INDEPENDENT POWER PRODUCERS - 1.4%
MI Midland County Economic
   Development Corp.,
   Series 2000 A, AMT,
     6.875% 07/23/09                   600,000      629,394
NY New York City Industrial Development
   Agency, Brooklyn Navy Yard Partners,
   Series 1997, AMT,
     5.650% 10/01/28                   200,000      198,712
NY Suffolk County Industrial Development
   Authority, Nissequogue Cogeneration
   Partners Facilities,
   Series 1998, AMT,
     5.500% 01/01/23                   550,000      545,534
PA Carbon City Industrial Development
   Authority, Panther Creek Partners Project,
   Series 2000, AMT,
     6.650% 05/01/10                   125,000      135,629
PR Commonwealth of Puerto Rico
   Industrial, Tourist, Educational,
   Medical & Environmental,
   AES Project,
   Series 2000, AMT,
     6.625% 06/01/26                   320,000      347,619
                                               ------------
             Independent Power Producers Total    1,856,888
                                               ------------

INVESTOR OWNED - 10.9%
AZ Maricopa County Pollution Control
   Corp., El Paso Electric Co.,
   Series 2002 A,
     6.250% 05/01/37                   500,000      502,835
CA Chula Vista Industrial Development
   Authority, San Diego Gas & Electric,
   Series 1996, AMT,
     5.500% 12/01/21                   625,000      675,387
FL Polk County Industrial Development
   Authority, Tampa Electric Co. Project,
   Series 1996, AMT,
     5.850% 12/01/30                   500,000      512,525
IN Petersburg,
   Indiana Power & Light Co.,
   Series 1993 B,
   Insured: MBIA
     5.400% 08/01/17                 2,500,000    2,844,775





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
MI Strategic Fund,
   Detroit Edison Co.,
   Series 1998 A, AMT,
   Insured: MBIA
     5.550% 09/01/29                 3,000,000    3,193,980
MS Business Finance Corp.,
   Systems Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                 1,000,000    1,016,790
MT Forsyth Pollution Control,
   Portland General,
   Series 1998 A,
     5.200% 05/01/33                   150,000      157,577
NV Clark County Industrial Development,
   Nevada Power Co.:
   Series 1995 B, AMT,
     5.900% 10/01/30                   250,000      250,130
   Series 1997 A, AMT,
     5.900% 11/01/32                   250,000      250,190
OH Air Quality Development Authority,
   Cleveland Electric Illuminating Company,
   Series 2002 A,
     6.000% 12/01/13                   650,000      690,761
PA Economic Development Financing
   Authority, Reliant Energy, Inc.,
   Series 2001 A, AMT,
     6.750% 12/01/36                   200,000      214,670
TX Brazos River Authority:
   TXU Electric Co.,
   Series 1999, AMT,
     7.700% 04/01/33                   250,000      296,895
   TXU Energy Co. LLC:
   Series 2001 C, AMT,
     5.750% 05/01/36                   100,000      107,183
   Series 2003 C, AMT,
     6.750% 10/01/38                   270,000      301,493
TX Matagorda County Navigation
   District No. 1,
   Houston Light & Power Co.,
   Series 1997, AMT,
   Insured: AMBAC
     5.125% 11/01/28                 2,000,000    2,206,500
WY Campbell County,
   Black Hills Power, Inc.,
   Series 2004,
     5.350% 10/01/24                   500,000      515,225
WY Converse County,
   PacifiCorp,
   Series 1988,
     3.900% 01/01/14                   500,000      491,255
                                               ------------
                          Investor Owned Total   14,228,171
                                               ------------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
UTILITIES (CONTINUED) JOINT POWER AUTHORITY - 3.8%
MA Municipal Wholesale
Electric Co.,
   Power Supply System, Project 6-A,
   Insured: MBIA
     5.250% 07/01/14                 1,000,000    1,113,530
NC Eastern Municipal Power Agency,
   Series 2003 F,
     5.500% 01/01/16                   285,000      308,262
NC Municipal Power Agency,
   Catawba Electric No. 1:
   Series 1998 A,
   Insured: MBIA
     5.500% 01/01/15                   640,000      731,110
   Series 2003 A,
   Insured: MBIA
     5.250% 01/01/18                 2,500,000    2,735,100
                                               ------------
                   Joint Power Authority Total    4,888,002
                                               ------------

WATER & SEWER - 1.5%
MS V Lakes Utility District,
   Series 1994,
     8.250% 07/15/24                   140,000      141,448
WA King County,
   Series 1999,
   Insured: FGIC
     5.250% 01/01/30                 1,750,000    1,857,363
                                               ------------
                           Water & Sewer Total    1,998,811
                                               ------------
                                     UTILITIES   22,971,872
                                               ------------

TOTAL MUNICIPAL BONDS
   (cost of $172,605,768)                       184,235,522
                                               ------------

INVESTMENT COMPANY - 0.0%               SHARES
-----------------------------------------------------------
Dreyfus Tax-Exempt Cash
   Management Fund                          64           64
                                               ------------

TOTAL INVESTMENT COMPANY
   (cost of $64)                                         64
                                               ------------

MUNICIPAL PREFERRED STOCKS - 1.2%      PAR ($)
-----------------------------------------------------------
HOUSING- 1.2%
MULTI-FAMILY - 1.2%
Charter Municipal Mortgage Acceptance Co.,
   AMT:
     6.300% 04/30/19                   500,000      539,220
     7.600% 11/30/10 (e)               500,000      574,620
GMAC Municipal Mortgage Trust, AMT,
     5.600% 10/31/39 (e)               500,000      519,670
                                               ------------
                            Multi-Family Total    1,633,510
                                               ------------
                                 HOUSING TOTAL    1,633,510
                                               ------------

TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $1,500,000)                           1,633,510
                                               ------------




SHORT-TERM OBLIGATIONS - 3.2%          PAR ($)    VALUE ($)
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (i) - 3.2%
FL Orange County School Board,
   Certificates of Participation
   Series 2002 B,
     2.000% 08/01/27                   200,000      200,000
FL Pinellas County Health Facilities
   Authority, Pooled Hospital
   Loan Program, Series 1985
   LOC: Wachovia Bank N.A.
     2.000% 12/01/15                   300,000      300,000
IA Woodbury County Educational Facility,
   Siouxland Medical Educational Foundation,
   Series 1996,
     2.690% 11/01/16                   100,000      100,000
MN Mankato,
   Bethany Lutheran College, Inc.,
   Series 2000 B,
     2.050% 11/01/15                   100,000      100,000
MO Health & Educational Facilities
   Authority, Bethesda Health
   Group of St. Louis, Inc.,
   Series 2001 A,
     2.050% 08/01/31                   100,000      100,000
MS Jackson County,
   Chevron U.S.A., Inc, Project:
   Series 1992,
     2.000% 12/01/16                   200,000      200,000
   Series 1992,
     2.000% 06/01/23                 1,500,000    1,500,000
WI State Health and Educational
   Facilities Authority, Gundersen
   Lutheran, Series B
   Insured: FSA
   LOC: Dexia Credit Local
     2.000% 12/01/29                 1,600,000    1,600,000
WY Uinta County Pollution Control,
   Chevron U.S.A., Inc.,
   Series 1997,
     2.000% 04/01/10                   100,000      100,000
                                               ------------
   VARIABLE RATE DEMAND NOTES TOTAL               4,200,000
                                               ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $4,200,000)                           4,200,000
                                               ------------

TOTAL INVESTMENTS - 145.4%
   (cost of $178,305,832)(j)                    190,069,096

AUCTION PREFERRED SHARES PLUS

CUMULATIVE UNPAID DISTRIBUTIONS - (45.9)%       (60,004,458)

OTHER ASSETS & LIABILITIES, NET - 0.5%              686,963
                                               ------------
NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS - 100.0%                    130,751,601
                                               ------------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.

(b) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of May 31, 2005, the value of these securities amounted to $367,501 which represents 0.3% of net assets.

(c) Security purchased on a delayed delivery basis.

(d) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $2,164,849, which represents 1.7% of net assets.

(f) The issuer has filed for bankruptcy under Chapter 11. Income is being accrued. As of May 31, 2005, the value of these securities amounted to $652,565, which represents 0.5% of net assets.

(g) The interest rate shown on floating rate or variable rate securities reflect the rates at May 31, 2005.

(h) A portion of this security with a market value of $906,250 is pledged as collateral for open future contracts.

(i) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2005.

(j) Cost for federal income tax purposes is $177,993,160.

At May 31, 2005, the Trust held the following open short futures contract:

                              AGGREGATE  EXPIRATION   UNREALIZED
     TYPE   CONTRACTS  VALUE FACE VALUE     DATE    (DEPRECIATION)
--------------------------------------------------------------------
U.S. Treasury
 Notes         213 $24,125,578 $24,032,883  Sep-2005  $ (92,695)
U.S. Treasury
 Bond          175  20,551,562  20,334,584  Sep-2005   (216,978)
                                                      ---------
                                                      $(309,673)
                                                      ---------




At May 31, 2005, the composition of the Trust by revenue source is as follows:

                                                    % OF
HOLDINGS BY REVENUE SOURCE                        NET ASSETS
-------------------------------------------------------------
Tax-Backed                                              52.6%
Health Care                                             23.1
Utilities                                               17.6
Education                                               13.3
Transportation                                          10.5
Other                                                    8.2
Housing                                                  7.0
Short-Term Obligations                                   3.2
Industrials                                              3.1
Resource Recovery                                        3.0
Other Revenue                                            2.6
Municipal Preferred Stocks                               1.2
Auction Preferred Shares                               (45.9)
Other Assets and Liabilities, Net                        0.5
                                                       -----
                                                       100.0%
                                                       -----


        ACRONYM       NAME
------------------------------------------------------------
        AMBAC         Ambac Assurance Corp.
        AMT           Alternative Minimum Tax
        CGIC          Capital Guaranty Insurance Corp.
        FGIC          Financial Guaranty Insurance Co.
        FHA           Federal Housing Administration
        FNMA          Federal National Mortgage Association
        FSA           Financial Security Assurance, Inc.
        GNMA          Government National Mortgage Association
        GO            General Obligation
        IFRN          Inverse Floating Rate Note
        LOC           Letter of Credit
        MBIA          MBIA Insurance Corp.
        QSBLF         Qualified State Bond Loan Fund
        RAD           Radian Asset Assurance, Inc.





See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005 (Unaudited)




ASSETS:

Investments, at cost                           $178,305,832
                                               ------------
Investments, at value                          $190,069,096
Cash                                                 25,000
Interest receivable                               2,799,008
Expense reimbursement due from
   Investment Advisor                                   417
Deferred Trustees' compensation plan                 11,481
Other assets                                          3,626
                                               ------------
      Total Assets                              192,908,628
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased on a delayed
      delivery basis                              1,110,492
   Futures variation margin                         284,594
   Distributions-- common shares                    598,468
   Distributions-- preferred shares                   4,458
   Investment advisory fee                          102,497
   Pricing and bookkeeping fees                      10,446
   Custody fee                                        1,146
   Audit fee                                         16,389
   Reports to shareholders                           16,645
   Preferred shares remarketing commissions             411
Deferred Trustees' fees                              11,481
                                               ------------
      Total Liabilities                           2,157,027
                                               ------------

AUCTION PREFERRED SHARES (2,400 shares issued
   and outstanding at $25,000 per share)       $ 60,000,000
                                               ------------


COMPOSITION OF NET ASSETS APPLICABLE TO
   COMMON SHARES:

Paid-in capital -- common shares               $126,993,094
Undistributed net investment income                 341,059
Accumulated net realized loss                    (8,036,143)
Net unrealized appreciation/depreciation on:
   Investments                                   11,763,264
   Futures contracts                               (309,673)
                                               ------------
Net assets at value applicable to 11,509,000
   common shares of beneficial interest
   outstanding                                 $130,751,601
                                               ============

Net asset value per share                      $      11.36
                                               ============





STATEMENT OF OPERATIONS

For the Period Ended May 31, 2005 (Unaudited)




INVESTMENT INCOME:
Interest                                       $  5,125,188
Dividends                                               103
                                               ------------
   Total Investment Income                        5,125,291
                                               ------------

EXPENSES:
Investment advisory fee                             614,659
Transfer agent fee                                   22,589
Pricing and bookkeeping fees                         53,195
Trustees' fees                                        5,566
Preferred shares remarketing commissions             74,880
Custody fee                                           7,353
Other expenses                                       59,426
                                               ------------
   Total Expenses                                   837,668
Custody earnings debit                                 (385)
                                               ------------
   Net Expenses                                     837,283
                                               ------------
Net Investment Income                             4,288,008
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS:

Net realized gain (loss) on:
   Investments                                    1,339,163
   Futures contracts                             (1,786,158)
                                               ------------
      Net realized loss                            (446,995)
                                               ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                    3,689,758
   Futures contracts                               (261,546)
                                               ------------
      Net change in unrealized appreciation/
        depreciation                              3,428,212
                                               ------------
Net Gain                                          2,981,217
                                               ------------
Net Increase in Net Assets from Operations        7,269,225
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:

From net investment income                         (600,495)
                                               ------------
Net Increase in Net Assets from Operations
   Applicable to Common Shares                 $  6,668,730
                                               ------------




See Accompanying Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
                                                                                              (UNAUDITED)
                                                                                           SIX MONTHS ENDED      YEAR ENDED
                                                                                                MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                               2005               2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                          $ 4,288,008        $ 8,475,756
Net realized loss on investments and futures contracts                                            (446,995)            46,902
Net change in unrealized appreciation/depreciation on the investments and futures contracts      3,428,212         (3,871,849)
                                                                                               -----------        -----------
Net Increase from Operations                                                                     7,269,225          4,650,809
                                                                                               -----------        -----------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                        (600,495)          (634,050)
                                                                                               -----------        -----------
Increase in Net Assets from Operations Applicable to Common Shares                               6,668,730          4,016,759
                                                                                               -----------        -----------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                      (4,074,187)        (7,826,122)
                                                                                               -----------        -----------
Total Increase (Decrease) in Net Assets Applicable to Common Shares                              2,594,543         (3,809,363)

NET ASSETS APPLICABLE TO COMMON SHARES:

Beginning of period                                                                            128,157,058        131,966,421
                                                                                               -----------        -----------
End of period (including undistributed net investment income
   of $341,059 and $727,733, respectively)                                                    $130,751,601       $128,157,058
                                                                                               ===========        ===========

NUMBER OF TRUST SHARES:
Common Shares:
   Outstanding at end of period                                                                 11,509,000         11,509,000
                                                                                               -----------        -----------
Preferred Shares:
   Outstanding at end of period                                                                      2,400              2,400
                                                                                               -----------        -----------


See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2005 (Unaudited)


NOTE 1. ORGANIZATION

Colonial Investment Grade Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL

The Trust seeks as high a level of after-tax return as is consistent with prudent risk, by pursuing current income generally exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

TRUST SHARES

The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 2,400 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

DELAYED DELIVERY SECURITIES

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

May 31, 2005 (Unaudited)




INCOME RECOGNITION

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on ex-date.


FEDERAL INCOME TAX STATUS

The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to common shareholders are recorded on the ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2005, was 2.81%. For the six months ended May 31, 2005, the Trust declared dividends to Auction Preferred shareholders amounting to $600,495, representing an average dividend rate of 2.00% per APS.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2004 was as follows:

                                          NOVEMBER 30, 2004
                                          ----------------
Distributions paid from:
   Tax-Exempt Income                          $8,451,630
   Ordinary Income                                 8,542
   Long-Term Capital Gains                            --

Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

   Unrealized appreciation                      $17,237,552
   Unrealized depreciation                       (5,161,616)
                                               ------------
     Net unrealized appreciation                $12,075,936
                                               ------------

The following capital loss carryforwards, determined as of November 30, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

              YEAR OF                 CAPITAL LOSS
            EXPIRATION                CARRYFORWARD
            --------------------------------------
               2008                    $1,913,022
               2010                     1,238,884
                                     ------------
                                       $3,151,906
                                     ------------


Capital loss carryforwards of $490,635 were utilized during the year ended November 30, 2004 for the Trust.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Trust and provides administrative and other services to the Trust. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to APS, of the Trust for that month. The Trust also pays additional fees for pricing services based on the number of securities held by the Trust. For the six months ended May 31, 2005, the Trust's annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.056% of the Trust's average weekly net assets, including assets applicable to APS.

CUSTODY CREDITS

The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

May 31, 2005 (Unaudited)



FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Trust are employees of Columbia or its affiliates and receive no compensation from the Trust. The Board of Trustees appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Trust's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER

Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2005, the Trust paid $814 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $12,866,288 and $17,155,039 respectively.

NOTE 6. PREFERRED SHARES

The Trust currently has outstanding 2,400 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2005, there were no such restrictions on the Trust.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Trust holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Trust's insurers is rated AAA by Moody's Investor Services, Inc., except for Radian Asset Assurance, Inc., which is rated AA by Standard and Poor's. At May 31, 2005, private insurers who insure greater than 5% of the total investments of the Trust were as follows:

                                             % OF TOTAL
INSURER                                      INVESTMENTS
                                             -----------
MBIA Insurance Corp.                              19.4%
Ambac Assurance Corp.                             10.5
Financial Guaranty Insurance Corp.                 7.9


GEOGRAPHIC CONCENTRATION

The Trust has greater than 5% of its total investments at May 31, 2005 invested in debt obligations issued by the states of California, Florida, Illinois, Indianapolis, Massachusetts, Missouri, New York, North Carolina and Texas and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and Columbia Funds Distributor, Inc. (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance

May 31, 2005 (Unaudited)


measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Trust's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of fund shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005. In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Trust and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Trust and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Trust.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                     (UNAUDITED)
                                       PERIOD                                                                         PERIOD
                                        ENDED                      YEAR ENDED NOVEMBER 30,                             ENDED
                                       MAY 31,  ------------------------------------------------------------------  NOVEMBER 30,
                                        2005         2004         2003          2002         2001         2000       1999 (a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $     11.14  $     11.47  $     11.04  $     11.06  $     10.55  $     10.31  $     11.49
                                      -----------  -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.37(b)      0.74(b)      0.74(b)      0.78(b)(c)   0.75(b)      0.81(d)      0.58
Net realized and unrealized gain
   (loss) on investments
   and futures contracts                     0.25        (0.33)        0.42        (0.05)(c)     0.52         0.27        (1.12)
                                      -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total from Investment Operations             0.62         0.41         1.16         0.73         1.27         1.08        (0.54)
                                      -----------  -----------  -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                  (0.05)       (0.06)       (0.05)       (0.08)      (0.16)        (0.22)       (0.05)
                                      -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Total from Investment Operations
   Applicable to Common
   Shareholders                              0.57         0.35         1.11         0.65         1.11         0.86        (0.59)
                                      -----------  -----------  -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income                  (0.35)       (0.68)       (0.68)       (0.67)       (0.60)       (0.60)       (0.52)
In excess of net investment income             --           --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Total Distributions Declared to
   Common Shareholders                      (0.35)       (0.68)       (0.68)       (0.67)       (0.60)       (0.60)       (0.52)
                                      -----------  -----------  -----------  -----------  -----------  -----------  -----------
LESS SHARE TRANSACTIONS:
Commission and offering costs--
   preferred shares                            --           --           --           --           --        (0.02)       (0.07)
                                      -----------  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD        $     11.36  $     11.14  $     11.47  $     11.04  $     11.06  $     10.55  $     10.31
                                      ===========  ===========  ===========  ===========  ===========  ===========  ===========
Market price per share--
   common shares                      $     10.45  $     10.01  $     10.63  $     10.09  $     10.87  $      8.92  $      9.06
                                      ===========  ===========  ===========  ===========  ===========  ===========  ===========
Total return--based on market
   value--common shares (f)                  8.05%(g)     0.64%       12.48%       (1.10)%      29.28%        5.20%      (14.64)%(g)
                                      -----------  -----------  -----------  -----------  -----------  -----------  -----------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)(i)                              1.29%(j)     1.29%        1.31%        1.28%        1.28%        1.31%        1.03%(j)
Net investment income before
   preferred stock dividend (h)(i)           6.65%(j)     6.55%        6.57%        7.06%(c)     6.80%        7.91%        5.75%(j)
Net investment income after
   preferred stock dividend (h)(i)           5.72%(j)     6.06%        6.12%        6.38%(c)     5.38%        5.80%        5.26%(j)
Portfolio turnover rate                         7%(g)       15%          13%          10%          31%          23%          25%(g)
Net assets, end of period (000's)--
   common shares                      $   130,752  $   128,157  $   131,966  $   127,050  $   127,273  $   121,366  $   118,660


(a)  The Trust changed its fiscal year end from December 31 to November 30.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, increase the ratio of net investment income to average net assets from 6.98% to 7.06% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.30% to 6.38%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(e)  Rounds to less than $0.01 per share.

(f) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Ratios reflect average net assets available to common shares only.

(j)  Annualized.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                                                  YEAR ENDED DECEMBER 31,
                                                                  --------------------------------------------------------
                                                                  1998         1997         1996         1995         1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $     11.43  $     10.87  $     11.05  $      9.93  $     11.05
                                                                -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.60         0.62         0.63         0.64         0.67
Net realized and unrealized gain (loss) on investments
   and futures contracts                                               0.07         0.58        (0.19)        1.11        (1.12)
                                                                -----------  -----------  -----------  -----------  -----------
Total from Investment Operations                                       0.67         1.20         0.44         1.75        (0.45)
                                                                -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                            (0.61)       (0.64)       (0.62)       (0.63)       (0.67)
In excess of net investment income                                       --(a)        --           --           --           --
                                                                -----------  -----------  -----------  -----------  -----------
Total Distributions Declared to Common Shareholders                   (0.61)       (0.64)       (0.62)       (0.63)       (0.67)
                                                                -----------  -----------  -----------  -----------  -----------
LESS SHARE TRANSACTIONS:
Commission and offering costs--preferred shares                          --           --           --           --           --
                                                                -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                  $     11.49  $     11.43  $     10.87  $     11.05  $      9.93
                                                                -----------  -----------  -----------  -----------  -----------
Market price per share-- common shares                          $     11.19  $     10.56  $     10.13  $      9.88  $      9.25
                                                                -----------  -----------  -----------  -----------  -----------
Total return--based on market value--common shares (b)                11.94%       10.76%        9.06%       13.87%       (8.12)%
                                                                -----------  -----------  -----------  -----------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (c)                                                           0.77%        0.83%        0.88%        1.08%        0.94%
Net investment income (c)                                              5.24%        5.63%        5.80%        6.08%        6.46%
Portfolio turnover rate                                                  24%          21%          20%          37%          34%
Net assets, end of period (000's)-- common shares               $   132,242  $   131,503  $   125,125  $   127,118  $   114,260


(a)Rounds to less than $0.01 per share.

(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


ASSET COVERAGE REQUIREMENTS

                                                                                         INVOLUNTARY
                                                                 ASSET                   LIQUIDATING                 AVERAGE
                                   TOTAL AMOUNT                 COVERAGE                 PREFERENCE               MARKET VALUE
                                    OUTSTANDING                PER SHARE*                 PER SHARE                 PER SHARE
------------------------------------------------------------------------------------------------------------------------------
05/31/05**                         $60,000,000                  $79,480                   $25,002                   $25,000
11/30/04                            60,000,000                   78,399                    25,001                    25,000
11/30/03                            60,000,000                   79,986                    25,004                    25,000
11/30/02                            60,000,000                   77,937                    25,000                    25,000
11/30/01                            60,000,000                   78,030                    25,005                    25,000
11/30/00                            60,000,000                   75,569                    25,009                    25,000
11/30/99***                         60,000,000                   74,444                    25,003                    25,000

* Calculated by subtracting the Trust's total liabilities from the Trust's total assets and dividing the amount by the number of APS outstanding.

**  Unaudited.
*** On August 26, 1999, the Trust began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 25, 2005, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Items listed on the Trust's Proxy Statement for said Meeting. On March 10, 2005, the record date for the Meeting, the Trust had 11,509,000 shares outstanding. The votes cast were as follows:

      PROPOSAL 1.
      ELECTION OF TRUSTEES:                    FOR                WITHHELD
------------------------------------------------------------------------------
      Richard W. Lowry                     10,408,816              121,853
      Charles R. Nelson                    10,410,747              119,922
      Anne-Lee Verville                    10,370,218              160,451


On March 10, 2005, the record date of the Meeting, the Trust had 2,400 preferred shares outstanding. The votes cast were as follows:

      PROPOSAL 2.
      ELECTION OF TRUSTEES:                    FOR                WITHHELD
------------------------------------------------------------------------------
      Douglas A. Hacker                    2,356                        43
      Richard W. Lowry                     2,356                        43
      Charles R. Nelson                    2,356                        43
      Thomas E. Stitzel                    2,356                        43
      Anne-Lee Verville                    2,356                        43

DIVIDEND REINVESTMENT PLAN

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by Computershare (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees/Directors (the "Board") of the Columbia Funds (the "Funds"), including a majority of the Trustees and Directors (collectively, the "Trustees") who are not "interested persons" of the Trusts, as defined in the 1940 Act (the "Independent Trustees"), annually review and approve the terms of the Funds' investment advisory agreements. At a meeting held on October 13, 2004, the Board reviewed and approved the management contracts ("Advisory Agreement") with Columbia Management Advisors, Inc. ("CMA") for the Fund.

At meetings held on September 23, 2004 and October 12, 2004, the Advisory Fees and Expenses Committee (the "Committee") of the Board considered the factors described below relating to the selection of CMA and the approval of the Advisory Agreement. At a meeting held on October 13, 2004, the Board, including the Independent Trustees (who were advised by their independent legal counsel), considered these factors and reached the conclusions described below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information regarding the nature, extent and quality of services that CMA provides to the Fund under the Advisory Agreement. CMA provided the most recent investment adviser registration form ("Form ADV") and code of ethics for CMA to the Board. The Board reviewed information on the status of Securities and Exchange Commission ("SEC") and New York Attorney General ("NYAG") proceedings against CMA and certain of its affiliates, including the agreement in principle entered into with the SEC and the NYAG on March 15, 2004 to settle civil complaints filed by the SEC and the NYAG relating to trading activity in mutual fund shares.1

The Board evaluated the ability of CMA, including its resources, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals. The Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund.

Based on these considerations and other factors, including those referenced below, the Board concluded that they were generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

FUND PERFORMANCE AND EXPENSES

CMA provided the Board with relative performance and expense information for the Fund in a report prepared by Lipper Inc. ("Lipper") an independent provider of investment company data. The Board considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the "Performance Universe") by total return for one-year, three-year, five-year, ten-year or life of fund periods, as applicable. They also considered the Fund's performance in comparison to the performance results of a group (the "Performance Peer Group") of funds selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features, and to the performance results of the Fund's benchmark index. The Board reviewed a description of Lipper's methodology for selecting the mutual funds in the Fund's Performance Peer Group and Performance Universe.

The Board considered statistical information regarding the Fund's total expenses and certain components thereof, including management fees (both actual management fees based on expenses for advisory and administrative fees including any reductions for fee waivers and expense reimbursements as well as contractual management fees that are computed for a hypothetical level of assets), actual non-management expenses, and fee waivers/caps and expense reimbursements. They also considered comparisons of these expenses to the expense information for funds within a group (the "Expense Peer Group") selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features (but which, unlike the Performance Peer Group,may include funds with several different investment classifications and objectives) and an expense universe ("Expense Universe") selected by Lipper based on the criteria for determining the Expense Peer Group other than asset size. The expense information in the Lipper report took into account all existing fee waivers and expense reimbursements as well as all voluntary advisory fee reductions applicable to certain Funds that were being proposed by management in order to reduce the aggregate advisory fees received from mutual funds advised by CMA and Banc of America Capital Management, LLC ("BACAP") by $32 million per year for five years as contemplated by the agreement in principle with the NYAG.

The Committee also considered the projected impact on expenses of these Funds resulting from the overall cost reductions that management anticipated would result from the proposed shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates.

The Board also considered information in the Lipper report that ranked each Fund based on (i) each Fund's one-year performance and actual management fees, (ii) each Fund's one-year performance and total expenses and (iii) each Fund's 3-year performance and total expenses. Based on these comparisons and expense and performance rankings of the Fund in the Lipper Report, CMA determined an overall score for the Fund. The Committee and the Board also considered projected savings to the Fund that would result from certain modifications in soft dollar arrangements.

The Committee also considered more detailed information relating to certain Funds, including the Fund that were

----------------
1 On February 9, 2005, CMA and its affiliate, Columbia Funds Distributor, Inc., entered into settlement agreements with the SEC and the NYAG that contain substantially the terms outlined in the agreements in principle.

highlighted for additional review based upon the fact that they ranked poorly in terms of overall expense or management fees, maintained poor performance or demonstrated a combination of below average to poor performance while maintaining below average or poor expense rankings. At its September 23, 2004 meeting, the Committee discussed these Funds with management and in executive session. The Committee requested additional information from management regarding the cause(s) of the below-average relative performance of these Funds, any remedial actions management recommended to improve performance and the general standards for review of portfolio manager performance. At its October 12, 2004 meeting, the Committee considered additional information provided by management regarding these Funds. The Fund was identified for further review based on poor relative one- and three-year relative performance against total expenses and poor relative one-year performance against actual management fees. Management noted that the Fund's third quintile yield ranking as of August 31, 2004 within its Lipper performance group. Management also noted the Fund's other expenses included in the total expense ratio were expected to improve due to projected lower fund accounting expenses. The Board also considered management's proposal to merge or liquidate some of these Funds.

Based on these considerations and other factors, the Board concluded that the overall performance and expense results supported by the approval of the Advisory Agreements for each Fund.

INVESTMENT ADVISORY FEE RATES

The Board reviewed and considered the proposed contractual investment advisory fee rates (the "Advisory Agreement Rates") payable by the Funds to CMA for investment advisory services. In addition, the Board reviewed and considered the existing and proposed fee waiver and reimbursement arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the fee waivers and reimbursements into account (the "Net Advisory Rates"). At previous meetings, the Committee had separately considered management's proposal to reduce annual investment advisory fees for certain Funds under the NYAG agreement in principle and the impact of these reductions on each affected Fund. Additionally, the Board considered information comparing the Advisory Agreement Rates and Net Advisory Rates (both on a stand-alone basis and on a combined basis with the Funds' administration fee rates) with those of the other funds in the Expense Peer Group. The Board concluded that the Advisory Agreement Rates and Net Advisory Rates represented reasonable compensation to CMA, in light of the nature, extent and quality of the services provided to the Funds, the fees paid and expenses borne by comparable funds and the costs that CMA incurs in providing these services to the Funds.

PROFITABILITY

The Board considered a detailed profitability analysis of CMA based on 2003 financial statements, adjusted to take into account advisory fee reductions implemented in November 2003 and proposed reductions under the NYAG proposed settlement. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that CMA and its affiliates received for providing these services to the Funds were not unreasonable.

ECONOMIES OF SCALE

In evaluating potential economies of scale, the Board considered CMA's proposal to implement a standardized breakpoint schedule for combined advisory and administrative fees for the majority of the funds of the same general asset type within the Columbia Funds complex (other than index and closed-end funds). The Board noted that the standardization of the breakpoints would not result in a fee increase for any Fund. The Board concluded that any actual or potential economies of scale are, or will be, shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints at current and reasonably foreseeable asset levels.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

In evaluating the proposed fee reductions under the NYAG agreement in principle, the Board considered information regarding the advisory fee rates charged by BACAP for the Nations Funds. Members of the Committee and the Board had also separately reviewed advisory fee rates for variable insurance product funds advised by CMA. This information assisted the Board in assessing the reasonableness of fees paid under the Advisory Agreements in light of the nature, extent and quality of services provided under those agreements.

OTHER BENEFITS TO CMA

The Board considered information regarding potential "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. These benefits could include benefits directly attributable to the relationship of CMA with the Funds (such as soft dollar credits) and benefits potentially derived from an increase in the business of CMA as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

OTHER FACTORS AND BROADER REVIEW

The Board reviews detailed materials provided by CMA annually as part of the approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews information provided by CMA at their regular meetings, including, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board interviews the heads of each investment area at each regular meeting of the Board and selected portfolio managers of the Funds at various times throughout the year. After considering the above-described factors and based on the deliberations and their evaluation of the information provided to them, the Board concluded that re-approval of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

26
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TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Investment Grade Municipal Trust is:

Computershare
P.O. Box 43010
Providence, RI  02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the trust's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Annual Certifications -- As required, on June 13, 2005, the trust submitted to the New York Stock Exchange ("NYSE") the annual certification of the trust's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The trust also has included the certifications of the trust's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST                      SEMIANNUAL REPORT



                                               SHC-44/87065-0605 (07/05) 05/6541

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                              Registrant Purchases of Equity Securities*
                                           (a)              (b)                    (c)                           (d)
                                                                              Total Number of              Maximum Number of
                                                                            Shares Purchased as           Shares that May Yet
            Period                  Total Number       Average Price         Part of Publicly              Be Purchased Under
                                of Shares Purchased    Paid Per Share    Announced Plans or Programs     the Plans or Programs
-------------------------------------------------------------------------------------------------------------------------------
12/01/04 through 12/31/04                 8,763           $10.12                      8,763                       N/A

01/01/05 through 01/31/05                12,476           $10.03                     12,476                       N/A

02/01/05 through 02/28/05                 8,142           $10.30                      8,142                       N/A

03/01/05 through 03/31/05                 7,711           $10.25                      7,711                       N/A

04/01/05 through 04/30/05                 7,606           $10.19                      7,606                       N/A

05/01/05 through 05/31/05                 7,126           $10.42                      7,126                       N/A
-------------------------------------------------------------------------------------------------------------------------------

Total                                    51,824           $10.20                     51,824                       N/A
-------------------------------------------------------------------------------------------------------------------------------

* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Colonial Investment Grade Municipal Trust
             -------------------------------------------------------------------

By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                July 28, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                July 28, 2005
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By (Signature and Title)            /S/ J. Kevin Connaughton
                        --------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                July 28, 2005
    ----------------------------------------------------------------------------